Financial Instruments - Additional Information (Details) € in Millions, $ in Millions		6 Months Ended
	Nov. 10, 2025 EUR (€)	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 USD ($)	Jul. 30, 2026 EUR (€)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 EUR (€)	Nov. 10, 2025 USD ($)
Disclosure of detailed information about borrowings [line items]
Contract liabilities		€ 121.5				€ 192.1
Gains (Losses) on Restructuring of previous debt		23.8
Borrowing costs recognised as expense	€ 25.1
Liability relating to IFRS 16
Disclosure of detailed information about borrowings [line items]
Lease liabilities		94.6				€ 89.3
Senior EURO Debt
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 553.2
Interest rate	2.50%						2.50%
Senior USD Debt
Disclosure of detailed information about borrowings [line items]
Notional amount		542.8			$ 620.0		$ 679.1
Repayments of non-current borrowings		€ 5.4	$ 6.2
Interest rate	2.50%						2.50%
Twenty Twenty-Eight Fixed Rate Senior Secured Notes
Disclosure of detailed information about borrowings [line items]
Interest rate		2.50%		5.25%	2.50%
Revolving Credit Facility (new)
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity		€ 175.0		€ 280.0
Increase in revolving credit facilities				€ 105.0
Senior EUR Debt
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 130.0	€ 880.0
Interest rate						2.75%